Summary of Significant Accounting Policies - Property and Equipment - Cost Share Projects (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development ("R&D") projects
Research and development	$ 3,660,642	$ 1,916,450	$ 9,763,333	$ 6,024,267
Purchases of property and equipment	96,733		83,155	149,560
Cost-share projects
Research and development ("R&D") projects
Research and development	143,768	$ 19,173	232,979	$ 51,000
Purchases of property and equipment	36,238		64,886
Reimbursement amount as an offset to the cost basis of the property and equipment	36,238		64,886
Threshold amount of proceeds in excess of which is reimbursable to DOE	$ 5,000		$ 5,000